INCOME TAX (Tables)	12 Months Ended
Jun. 30, 2021
Income Tax Disclosure [Abstract]
Schedule of income (losses) before income tax	The Company’s income (losses) before income taxes consists of:

	Year ended June 30,
	2019	2020	2021
PRC	$155,691	$140,539	$137,520
Non-PRC	(11,968)	(43,042)	(27,628)

	$143,723	$97,497	$109,892

Schedule of Income tax expense
Income tax expense, most of which is incurred in the PRC, consists of:

	Year ended June 30,
	2019	2020	2021
Current income tax expense
PRC	22,206	10,369	25,634
Non-PRC	2,175	1,388	758

	$24,381	$11,757	$26,392
Deferred income tax (benefit) expense
PRC	(5,722)	5,577	(7,971)
Non-PRC	(475)	837	2,133

	$(6,197)	6,414	(5,838)

	$18,184	$18,171	$20,554

Schedule of Reconciliation of the income tax expenses
Reconciliation of the income tax expenses as computed by applying the PRC statutory tax rate of 25% to income before income taxes and the actual income tax expenses is as follows:

	Year ended June 30,
	2019	2020	2021

Income before income taxes	$143,723	$97,497	$109,892

Expected income tax expense at statutory tax rate in the PRC	35,931	24,374	33,221
Effect of different tax rates in various jurisdictions	1,781	3,997	4,665
Effect of preferential tax treatment	(13,444)	(11,797)	(14,334)
Effect of non-taxable income	(1,500)	(250)	(4,770)
Effect of additional deductible research and development expenses	(5,833)	(7,241)	(9,838)
Effect of non-deductible expenses	5,489	10,661	6,644
Over provision of income tax in previous years	(8,457)	(6,118)	2,102
Change in valuation allowance	1,399	3,746	1,718
Withholding tax on dividends paid by subsidiaries	2,847	799	—
Others	(29)	—	1,146

Total	$18,184	$18,171	$20,554

Schedule of deferred tax assets/liabilities
The breakdown of deferred tax assets/liabilities caused by the temporary difference is shown as below:

	June 30,
	2020	2021
Deferred tax assets

Allowance for doubtful accounts	$7,808	$12,480
Deferred subsidies	2,484	529
Warranty liabilities	984	911
Inventory provision	687	199
Long-term assets	397	622
Deferred revenue	—	105
Provision for loss contracts	99	64
Net operating loss carry forward	13,824	17,290
Valuation allowance	(14,821)	(17,424)
Others	325	214

Total deferred tax assets	$11,787	$14,990

Deferred tax liabilities
Property, plant and equipment	$(11)	$(678)
Costs and estimated earnings in excess of billings	(3,396)	(1,159)
Share of net losses of equity investees	(668)	(1,352)
PRC dividend withholding tax	(6,654)	(8,829)
Intangible assets and other non-current assets	(6,089)	(7,321)

Total deferred tax liabilities	$(16,818)	$(19,339)